SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives) (Details)	12 Months Ended
Mar. 31, 2020
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5-10 years
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Land use rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years